SEGMENT AND RELATED INFORMATION (DETAILS 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 03, 2014	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Jan. 03, 2014		Dec. 28, 2012		Dec. 30, 2011
Segment reporting other significant reconciling item [Line Items]
URS operating income (loss)									$ 508.7	[1],[2]	$ 570.7	[1]	$ 473.9	[1]
Noncontrolling interests	26.2	26.6	14.4	14.9	42.8	21.1	25.5	25.8	82.1		115.2		128.5
Goodwill impairment													(351.3)
Operating income (loss)	113.5	179.3	145.4	152.6	171.4	203.6	149.5	161.4	590.8		685.9		251.1
Corporate [Member]
Segment reporting other significant reconciling item [Line Items]
URS operating income (loss)									(77.5)	[1],[3]	(99.7)	[1],[3]	(79.5)	[1],[3]
Operating income (loss)									(77.5)	[3],[4]	(99.7)	[3],[4]	(79.5)	[3],[4]
Infrastructure and Environment [Member] | Operating Segments [Member]
Segment reporting other significant reconciling item [Line Items]
URS operating income (loss)									209.0	[1]	213.4	[1]	222.0	[1]
Noncontrolling interests									1.7		2.1
Operating income (loss)									210.7	[4]	215.5	[4]	222.0	[4]
Federal Services [Member] | Operating Segments [Member]
Segment reporting other significant reconciling item [Line Items]
URS operating income (loss)									307.8	[1],[5]	300.9	[1],[5]	276.8	[1],[5]
Goodwill impairment													(351.3)
Operating income (loss)									370.3	[4],[5]	378.9	[4],[5]	25.5	[4],[5]
Energy and Construction [Member] | Operating Segments [Member]
Segment reporting other significant reconciling item [Line Items]
URS operating income (loss)									52.4	[1]	96.7	[1]	54.6	[1]
Noncontrolling interests									18.9		36.1		28.5
Operating income (loss)									71.3	[4]	132.8	[4]	83.1	[4]
Oil and Gas [Member] | Operating Segments [Member]
Segment reporting other significant reconciling item [Line Items]
URS operating income (loss)									17.0	[1],[6]	59.4	[1],[6]
Noncontrolling interests									(1.0)		(1.0)
Operating income (loss)									$ 16.0	[4],[6]	$ 58.4	[4],[6]

[1]	We are providing information regarding URS operating income (loss) by segment because management uses this information to assess performance and make decisions about resource allocation.
[2]	We are providing information regarding URS operating income (loss) by segment because management uses this information to assess performance and make decisions about resource allocation. URS operating income is defined as segment operating income after reductions for pre-tax noncontrolling interests.
[3]	Corporate includes expenses related to corporate functions and acquisition-related expenses.
[4]	The operating income for the year ended December 30, 2011 included a $351.3 million goodwill impairment charge. See Note 9, “Goodwill and Intangible Assets,” for more information.
[5]	The operating results of Apptis have been included in our consolidated results since the acquisition on June 1, 2011.
[6]	The operating results of Flint have been included in our consolidated results since the acquisition on May 14, 2012.